NetIncome (Loss) Per Common and Common Equivalent Share	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
NetIncome (Loss) Per Common and Common Equivalent Share

(3) Net Income (Loss) Per Common and Common Equivalent Share

Basic net income or net loss per common share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted net income per common share is calculated by dividing net income by the sum of the weighted average number of common shares plus additional common shares that would have been outstanding if potential dilutive common shares had been issued for granted stock option and stock purchase rights. Common stock equivalents are excluded from the diluted calculations when a net loss is incurred as they would be anti-dilutive.

The following table presents the calculation of both basic and diluted EPS:

	Fiscal Quarters Ended		Six Month Periods Ended
	June 30,	July 2,	June 30,	July 2,
	2012	2011	2012	2011
	------------	------------	------------	------------
Basic EPS Computation:
Numerator:
Net income (loss)	$(372,724)	$13,183	$(907,059)	$29,326
Denominator:
Weighted average
Common shares
Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Basic EPS	$(0.03)	$0.00	$(0.07)	$0.00
Diluted EPS Computation:
Numerator:
Net income (loss)	$(372,724)	$13,183	$(907,059)	$29,326
Denominator:
Weighted average
Common shares
Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Dilutive effect of stock options	—	490,722	—	478,448
Total Shares	12,869,483	13,229,112	12,867,571	13,204,616
Diluted EPS	$(0.03)	$0.00	$(0.07)	$0.00